Basis of preparation (Details) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Feb. 28, 2023	Jan. 31, 2023
Basis of preparation
Profit or (Loss) for the period			$ 2,077,468	$ (161,619,569)
Accumulated deficit			(330,485,312)		$ (332,562,780)
Operating cash flows			2,242,715	(76,830,327)	(76,830,327)
Gross Proceeds From Reverse Recapitalization	$ 53,200,000	$ 53,240,010
Gross proceeds from sale of shares to certain PIPE investors	$ 111,500,000
Proceeds from issuance of share capital			635	$ 32,333,801
Sale consideration							$ 378,000
Discontinued operations [member]
Basis of preparation
Profit or (Loss) for the period			$ (1,436,046)
Volt Lines B.V. | Disposal of major subsidiary [member]
Basis of preparation
Sale consideration								$ 5,000,000
Urbvan mobility ltd. | Disposal of major subsidiary [member]
Basis of preparation
Sale consideration						$ 12,000,000
Sale consideration, net of selling costs						$ 9,600,000
Class A Ordinary Shares [Member]
Basis of preparation
Proceeds from issuance of share capital					$ 28,000,000